Overlay Shares Foreign Equity ETF
Schedule of Investments
May 31, 2020 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.5%
Exchange Traded Funds - 99.5%
iShares Edge MSCI Min Vol EAFE ETF (a)(b)	332,043	$21,958,004
iShares Edge MSCI Min Vol Emerging Markets ETF (b)	106,771	5,459,201
TOTAL EXCHANGE TRADED FUNDS (Cost $30,975,313)		27,417,205

MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 0.09% (c)	30,120	30,120
TOTAL MONEY MARKET FUNDS (Cost $30,120)		30,120

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.0% (e)
PURCHASED PUT OPTIONS - 0.0% (e)
S&P 500 Index
Expiration: June 2020, Exercise Price: $2,815 (f)	23	4,370	$7,001,913
Expiration: June 2020, Exercise Price: $2,820 (f)	23	1,553	7,001,913
TOTAL PURCHASED OPTIONS (Cost $20,322)		5,923

Total Investments (Cost $31,025,755) - 99.6%		27,453,248
Other assets and liabilities, net - 0.4%		119,965
TOTAL NET ASSETS - 100.0%		$27,573,213

Percentages are stated as a percent of net assets.

(a) Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b) All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $10,605,530.
(c) The rate shown is the annualized seven-day yield at period end.
(d) Each contract is equivalent to 100 shares of underlying security.
(e) Less than 0.05%
(f) Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Foreign Equity ETF
Schedule of Written Options
May 31, 2020 (Unaudited)

	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (0.1)%
WRITTEN PUT OPTIONS - (0.1)%
S&P 500 Index
Expiration: June 2020, Exercise Price: $2,905	23	$12,650	$7,001,913
Expiration: June 2020, Exercise Price: $2,910	23	5,923	7,001,913
TOTAL WRITTEN OPTIONS (Premiums Received $51,661)		$18,573

Percentages are stated as a percent of net assets.

(a) Each contract is equivalent to 100 shares of underlying security.